Note 4 - Business Combination (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets
Current assets	$4,833,000
Fixed assets	482,000
Other assets	272,000
Intangible assets	8,350,000
Goodwill	6,531,000
Total Assets	20,468,000

Liabilities
Current liabilities	6,000,000
Long-term liabilities	5,628,000
Total Liabilities	11,628,000
Total Purchase Consideration	$8,840,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
	September 30, 2015
Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,292,000	$5,677,000	7	-	10
Non-compete	296,000	296,000	—		2
Brands	1,654,000	—	1,654,000		Indefinite
Total	$8,919,000	$1,588,000	$7,331,000
	September 30, 2014
Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,400,000	$613,000	$5,787,000	10
Non-compete	296,000	142,000	154,000	2
Brands	1,654,000	—	1,654,000	Indefinite
Total	$8,350,000	$755,000	$7,595,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year ending September 30,
2016	$183,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,057,000
Total	$5,124,000

Year ended September 30,
2016	$727,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,066,000
Total	5,677,000

Schedule of Goodwill [Table Text Block]
	Brokerage and Advisory Services	Tax and Accounting Services	Total
Balance as of October 1, 2013	$—	$—	$—
Acquisition of Gilman in 2014	5,412,000	1,119,000	6,531,000
Balance as of September 30, 2014 and 2015	$5,412,000	$1,119,000	$6,531,000

Business Acquisition, Pro Forma Information [Table Text Block]
(Unaudited) Year Ended September 30, 2014
Revenues	$185,896,000
Net Income attributable to common stockholders	$18,005,000
Basic earnings per share	$1.45
Diluted earnings per share	$1.44
Weighted number of shares outstanding - basic	12,395,798
Weighted number of shares outstanding - diluted	12,482,037